Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 12 - Equity

Authorized Shares

As of June 30, 2025, the Company has 100,000,000,000 shares and par value of US$0.000005 per share.

Ordinary Shares

As discussed in Note 1, the Company effected a 1:200 share sub-division followed by the surrender of 5,000,000 shares during the financial year. Accordingly, all share and per-share information presented in these financial statements has been retrospectively adjusted to reflect these changes.